UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust IV (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust IV, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks — 0.8%
Citizens Banking Corp. (a)	6,406,596	$ 5,792,844
Total Common Stocks – 0.8%		5,792,844
	Par
Corporate Bonds	(000)
Aerospace & Defense — 2.7%
BE Aerospace, Inc., 8.50%,
7/01/18	$ 3,575	3,887,813
Bombardier, Inc., 7.75%,
3/15/20 (b)	4,500	4,848,750
United Technologies Corp., 5.70%,
4/15/40	10,000	11,180,590
		19,917,153
Airlines — 0.7%
Continental Airlines Pass-Through
Certificates, Series 2009-2,
Class B, 9.25%, 5/10/17	2,225	2,341,812
Delta Air Lines, Inc., Series 02G1,
6.72%, 7/02/24	2,461	2,356,274
		4,698,086
Auto Components — 0.6%
Icahn Enterprises LP:
7.75%, 1/15/16	1,700	1,704,250
8.00%, 1/15/18	2,500	2,493,750
		4,198,000
Beverages — 0.5%
Constellation Brands, Inc., 7.25%,
5/15/17	3,230	3,359,200

Building Products — 0.2%
Building Materials Corp. of
America, 7.00%, 2/15/20 (b)	1,100	1,108,250
Capital Markets — 1.8%
Ameriprise Financial, Inc., 5.30%,
3/15/20	4,500	4,812,637
The Goldman Sachs Group, Inc.,
7.50%, 2/15/19	6,850	7,959,159
Lehman Brothers Holdings, Inc. (a)(c):
3.95%, 11/10/09	105	22,313
4.38%, 11/30/10	325	69,062
		12,863,171
Chemicals — 0.3%
CF Industries, Inc., 7.13%,
5/01/20	1,850	1,974,875
Commercial Banks — 0.1%
Kazkommerts Finance 2 BV,
9.20% (d)(e)	500	395,000

	Par
Corporate Bonds	(000)	Value
Commercial Services &
Supplies — 2.5%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	$ 4,420	$ 5,290,974
Clean Harbors, Inc., 7.63%, 8/15/16	2,500	2,581,250
Corrections Corp. of America,
7.75%, 6/01/17	4,835	5,161,363
Waste Management, Inc., 6.13%,
11/30/39	4,750	5,085,179
		18,118,766
Communications Equipment —
0.8%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (b)	3,580	3,660,550
CC Holdings GS V LLC, 7.75%,
5/01/17 (b)	1,725	1,884,563
		5,545,113
Consumer Finance — 3.0%
Capital One Bank USA NA, 8.80%,
7/15/19	3,950	5,028,022
Inmarsat Finance Plc, 7.38%,
12/01/17 (b)	2,975	3,049,375
SLM Corp., 4.00%, 7/25/14 (e)	15,852	13,410,475
		21,487,872
Containers & Packaging — 1.1%
Ball Corp.:
7.13%, 9/01/16	2,000	2,150,000
6.75%, 9/15/20	3,575	3,753,750
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	1,110	1,129,425
Rock-Tenn Co., 9.25%, 3/15/16	800	869,000
		7,902,175

Diversified Financial
Services — 1.7%
GMAC, Inc., 8.30%, 2/12/15 (b)	3,700	3,894,250
ING Groep NV, 5.78% (d)(e)	10,000	8,150,000
Stan IV Ltd., 2.48%, 7/20/11 (e)	283	240,550
		12,284,800
Diversified Telecommunication
Services — 3.3%
AT&T Inc., 6.30%, 1/15/38	5,000	5,565,325
New Communications Holdings,
Inc., 8.50%, 4/15/20 (b)	4,500	4,803,750
Qwest Corp., 8.38%, 5/01/16	3,285	3,736,687
Verizon Communications, Inc.,
7.35%, 4/01/39	4,700	5,932,796
Windstream Corp.:
8.63%, 8/01/16	1,250	1,303,125
7.88%, 11/01/17	2,700	2,747,250
		24,088,933

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO

General Obligation Bonds

RB

Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Electric Utilities — 1.4%
Progress Energy Inc., 7.00%,
10/30/31	$ 5,000	$ 6,077,375
Southern California Edison Co.,
5.50%, 3/15/40	3,850	4,210,707
		10,288,082
Electronic Equipment, Instruments
& Components — 0.3%
Jabil Circuit Inc., 8.25%, 3/15/18	2,000	2,180,000
Energy Equipment &
Services — 4.8%
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17	2,500	2,437,500
Halliburton Co., 7.45%, 9/15/39	13,076	16,664,551
Hornbeck Offshore Services, Inc.,
Series B, 6.13%, 12/01/14	2,750	2,468,125
Transocean, Inc., 6.00%, 3/15/18	14,400	13,473,648
		35,043,824
Food & Staples Retailing — 4.4%
CVS Caremark Corp.:
4.75%, 5/18/20	10,000	10,412,670
6.30%, 6/01/62 (e)	7,800	7,176,000
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	2,650	2,759,477
6.20%, 4/15/38	10,000	11,720,850
		32,068,997
Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,985	2,340,758
6.13%, 8/23/18	1,990	2,314,336
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)	1,250	1,396,875
		6,051,969
Gas Utilities — 0.7%
Nisource Finance Corp., 6.13%,
3/01/22	4,750	5,228,282
Health Care Equipment &
Supplies — 1.9%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (b)	4,250	4,760,000
Medtronic, Inc.:
6.50%, 3/15/39	1,050	1,291,970
5.55%, 3/15/40	7,058	7,853,712
		13,905,682
Health Care Providers &
Services — 2.7%
Aetna, Inc., 6.75%, 12/15/37	4,075	4,619,958
HCA, Inc.:
8.50%, 4/15/19	2,000	2,210,000
7.25%, 9/15/20	3,600	3,807,000
Tenet Healthcare Corp. (b):
10.00%, 5/01/18	2,175	2,471,344
8.88%, 7/01/19	1,825	2,007,500
UnitedHealth Group, Inc., 6.88%,
2/15/38	4,075	4,729,828
		19,845,630

	Par
Corporate Bonds	(000)	Value
Household Durables — 0.6%
Cemex Espana Luxembourg,
9.25%, 5/12/20 (b)	$ 4,947	$ 4,439,933
IT Services — 0.7%
International Business Machines
Corp., 5.60%, 11/30/39	4,400	4,883,569
Insurance — 3.3%
Liberty Mutual Group, Inc., 6.70%,
8/15/16 (b)	1,495	1,559,219
Lincoln National Corp., 6.25%,
2/15/20	4,075	4,348,673
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (b)	5,500	6,126,120
Principal Financial Group, Inc.,
8.88%, 5/15/19	1,145	1,430,188
Prudential Financial, Inc., 6.63%,
12/01/37	4,075	4,368,718
QBE Insurance Group Ltd., 9.75%,
3/14/14 (b)	4,973	6,028,405
		23,861,323
Life Sciences Tools &
Services — 1.5%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	5,480	5,863,600
Life Technologies Corp., 6.00%,
3/01/20	4,800	5,292,034
		11,155,634
Machinery — 1.3%
Ingersoll-Rand Global Holding Co.,
Ltd., 9.50%, 4/15/14	4,075	5,033,497
Navistar International Corp.,
8.25%, 11/01/21	3,975	4,203,563
		9,237,060
Media — 6.2%
CSC Holdings LLC:
8.50%, 6/15/15	2,300	2,475,375
8.63%, 2/15/19	1,950	2,130,375
Comcast Corp., 6.30%, 11/15/17	4,075	4,715,403
Cox Communications, Inc., 8.38%,
3/01/39 (b)	4,075	5,459,579
DISH DBS Corp.:
7.00%, 10/01/13	1,950	2,028,000
7.88%, 9/01/19	1,850	1,965,625
Gannett Co., Inc., 9.38%,
11/15/17 (b)	3,100	3,363,500
Intelsat Corp., 9.25%, 6/15/16	2,000	2,135,000
News America, Inc., 6.15%,
3/01/37	4,850	5,105,503
Time Warner Cable, Inc., 6.75%,
6/15/39	4,675	5,324,231
Time Warner, Inc., 7.70%,
5/01/32	4,900	5,987,839
UPC Germany GmbH, 8.13%,
12/01/17 (b)	1,225	1,252,562
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (b)	3,175	3,286,125
		45,229,117

2 BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Metals & Mining — 1.3%
AK Steel Corp., 7.63%, 5/15/20	$ 2,250	$ 2,258,438
Aleris International, Inc., 10.00%,
12/15/16 (a)(c)	5,000	2,000
Phelps Dodge Corp., 7.13%, 11/01/27	3,500	3,790,139
Teck Resources Ltd., 10.75%, 5/15/19	2,000	2,497,600
United States Steel Corp., 7.38%,
4/01/20	550	551,375
		9,099,552
Multi-Utilities — 2.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,600	3,900,082
6.50%, 5/01/18	3,950	4,445,610
Dominion Resources, Inc., 8.88%,
1/15/19	8,000	10,665,288
		19,010,980
Multiline Retail — 3.1%
Dollar General Corp., 10.63%, 7/15/15	4,225	4,647,500
J.C. Penney Co., Inc., 5.65%,
6/01/20	17,700	17,788,500
		22,436,000
Oil, Gas & Consumable
Fuels — 3.4%
BP Capital Markets Plc, 3.88%,
3/10/15	3,085	2,949,133
Chesapeake Energy Corp., 6.25%,
1/15/18	2,200	2,249,500
Enbridge Energy Partners LP,
9.88%, 3/01/19	2,425	3,259,857
Enterprise Products Operating LLC,
6.65%, 4/15/18	4,800	5,567,117
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20	4,800	5,686,805
ONEOK Partners LP, 8.63%,
3/01/19	4,075	5,223,857
		24,936,269
Paper & Forest Products — 2.4%
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)	3,955	4,291,175
International Paper Co.:
7.50%, 8/15/21	3,950	4,738,452
8.70%, 6/15/38	3,100	4,080,893
7.30%, 11/15/39	4,075	4,670,357
		17,780,877
Pharmaceuticals — 8.9%
Abbott Laboratories:
6.15%, 11/30/37	942	1,110,246
6.00%, 4/01/39	9,405	10,923,945
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	8,015	9,021,139
6.13%, 5/01/38	2,353	2,747,676
Eli Lilly & Co., 5.95%, 11/15/37	2,353	2,694,039
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	10,100	12,154,815
Merck & Co., Inc., 6.50%,
12/01/33	2,885	3,523,592
Pfizer, Inc., 7.20%, 3/15/39	10,000	13,422,820
Schering-Plough Corp., 6.55%,
9/15/37	6,945	8,681,805
		64,280,077

	Par
Corporate Bonds	(000)	Value
Real Estate Investment Trusts
(REITs) — 1.8%
AvalonBay Communities, Inc.,
6.10%, 3/15/20	$ 4,075	$ 4,610,500
ERP Operating LP:
5.38%, 8/01/16	3,925	4,261,494
5.75%, 6/15/17	4,080	4,510,056
		13,382,050
Semiconductors & Semiconductor
Equipment — 3.3%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20 (b)(f)	1,300	1,313,000
KLA-Tencor Corp., 6.90%, 5/01/18	2,208	2,471,041
National Semiconductor Corp.:
3.95%, 4/15/15	16,750	17,248,848
6.60%, 6/15/17	2,770	3,125,372
		24,158,261
Specialty Retail — 0.8%
AutoNation, Inc., 6.75%, 4/15/18	2,775	2,795,812
AutoZone, Inc., 7.13%, 8/01/18	1,550	1,842,344
Limited Brands, Inc., 7.00%,
5/01/20	1,370	1,414,525
		6,052,681
Tobacco — 2.9%
Altria Group, Inc.:
9.70%, 11/10/18	4,075	5,338,894
9.25%, 8/06/19	3,950	5,082,180
10.20%, 2/06/39	7,400	10,451,612
		20,872,686
Wireless Telecommunication
Services — 3.6%
Cricket Communications, Inc.,
7.75%, 5/15/16	780	807,300
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	2,890	2,875,550
SBA Tower Trust, 5.10%,
4/15/42 (b)	21,250	22,732,207
		26,415,057
Total Corporate Bonds – 84.0%		609,784,986
Investment Companies	Shares
ProShares UltraShort Real Estate	30,000	707,400
Total Investment Companies – 0.1%		707,400
Preferred Securities
	Par
Capital Trusts	(000)
Capital Markets — 2.8%
Credit Suisse Guernsey Ltd.,
5.86% (d)(e)	$ 1,050	955,500

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Capital Markets — (concluded)
State Street Capital Trust III,
8.25% (d)(e)	$ 1,740	$ 1,766,013
State Street Capital Trust IV,
1.54%, 6/01/67 (e)	25,245	17,528,790
		20,250,303
Commercial Banks — 12.0%
BB&T Capital Trust IV, 6.82%,
6/12/77 (e)	15,300	14,764,500
Barclays Bank Plc (b)(d)(e):
5.93%	4,000	3,370,000
6.86%	11,500	9,890,000
Commonwealth Bank of Australia,
6.02% (b)(d)(e)	20,000	18,983,320
HSBC Capital Funding
LP/Jersey Channel Islands,
10.18% (b)(d)(e)	7,000	8,715,000
National City Preferred Capital
Trust I, 12.00% (d)(e)	3,713	4,126,257
Shinsei Finance II (Cayman) Ltd.,
7.16% (b)(d)(e)	1,005	658,903
Standard Chartered Bank,
7.01% (b)(d)(e)	5,000	4,710,645
USB Capital XIII Trust, 6.63%,
12/15/39	4,100	4,293,848
Wells Fargo & Co., Series K,
7.98% (d)(e)	12,985	13,374,550
Wells Fargo Capital XIII,
Series GMTN, 7.70% (d)(e)	3,900	3,997,500
		86,884,523
Consumer Finance — 0.8%
Capital One Capital V, 10.25%,
8/15/39	5,460	5,910,450
Diversified Financial
Services — 3.4%
JPMorgan Chase Capital XXI,
Series U, 1.42%, 1/15/87 (e)	12,875	9,502,497
JPMorgan Chase Capital XXIII,
1.44%, 5/15/77 (e)	20,695	14,808,059
		24,310,556
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%,
3/30/67 (e)	3,900	3,480,750
Insurance — 9.3%
AXA SA, 6.46% (b)(d)(e)	12,000	9,480,000
Ace Capital Trust II, 9.70%,
4/01/30	4,000	4,859,744
The Allstate Corp., 6.50%,
5/15/67 (e)	4,000	3,660,000
Aon Corp., 8.21%, 1/01/27	4,000	4,202,000
Chubb Corp., 6.38%, 3/29/67 (e)	4,000	3,900,000
Liberty Mutual Group, Inc.,
10.75%, 6/15/88 (b)(e)	4,000	4,380,000
Lincoln National Corp., 7.00%,
5/17/66 (e)	4,255	3,848,222
MetLife, Inc., 6.40%, 12/15/66	4,550	4,220,125
Nationwide Life Global Funding I,
6.75%, 5/15/67	4,000	3,207,600
Reinsurance Group of America,
6.75%, 12/15/65 (e)	15,000	12,654,510

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
Swiss Re Capital I LP,
6.85% (b)(d)(e)	$ 3,000	$ 2,599,098
The Travelers Cos., Inc., 6.25%,
3/15/67 (e)	4,000	3,790,956
White Mountains Re Group Ltd.,
7.51% (b)(d)(e)	4,400	3,504,160
ZFS Finance (USA) (b)(e):
Trust IV, 5.88%, 5/09/32	599	533,038
Trust V, 6.50%, 5/09/67	3,331	3,031,210
		67,870,663
Multi-Utilities — 0.2%
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (e)	1,575	1,466,797
Oil, Gas & Consumable
Fuels — 1.1%
Enterprise Products Operating
LLC, 8.38%, 8/01/66 (e)	4,500	4,584,375
TransCanada PipeLines Ltd.,
6.35%, 5/15/67 (e)	4,000	3,640,000
		8,224,375
Real Estate Investment Trusts
(REITs) — 1.5%
Sovereign Real Estate Investment
Corp., 12.00% (b)(d)	10	10,950,000
Total Capital Trusts – 31.6%		229,348,417
Preferred Stocks	Shares
Diversified Financial
Services — 0.8%
Falcons Funding Trust I, 8.88% (b)	5,650	5,808,906
Insurance — 2.1%
Aspen Insurance Holdings Ltd.,
7.40%	487,487	10,870,960
Axis Capital Holdings Ltd., Series B,
7.50%	51,200	4,416,000
		15,286,960
Wireless Telecommunication
Services — 1.4%
Centaur Funding Corp., 9.08%	10,000	10,575,000
Total Preferred Stocks – 4.3%		31,670,866
Trust Preferreds
Insurance — 0.2%
W.R. Berkley Capital Trust II,
6.75%, 7/26/45 (g)	60,755	1,462,087
Total Trust Preferreds – 0.2%		1,462,087
Total Preferred Securities – 36.1%		262,481,370

4 BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Taxable Municipal Bonds	(000)	Value
City of Chicago Illinois, RB, Build
America Bonds, 6.85%,
1/01/38	$ 5,000	$ 5,162,350
Metropolitan Transportation
Authority, RB, Build America
Bonds, 6.55%, 11/15/31	4,075	4,195,987
State of California, GO, Build
America Bonds, 7.35%,
11/01/39	2,050	2,151,168
State of Illinois, GO, Pension,
5.10%, 6/01/33	4,075	3,323,855
Total Taxable Municipal Bonds – 2.0%		14,833,360
U.S. Treasury Obligations
U.S. Treasury Notes (h):
1.75%, 7/31/15	60,000	60,440,400
4.63%, 2/15/40	75,000	83,402,325
Total U.S. Treasury Obligations – 19.8%		143,842,725
Total Long-Term Investments
(Cost – $1,044,380,796) – 142.8%		1,037,442,685
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (i)(j)	2,100,903	2,100,903
Total Short-Term Securities
(Cost – $2,100,903) – 0.3%		2,100,903
Total Investments
(Cost – $1,046,481,699*) – 143.1%		1,039,543,588
Preferred Shares at Redemption Value – (31.8)%		(231,064,276)
Liabilities in Excess of Other Assets – (11.3)%		(82,202,679)
Net Assets Applicable to Common Shares – 100.0%		$ 726,276,633
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as
Aggregate follows: cost		$ 1,059,627,737
Gross unrealized appreciation		$ 45,860,572
Net Gross unrealized unrealized depreciation depreciation		$ (20,084,149) (65,944,721)
(a) Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Variable rate security. Rate shown is as of report date.
(f) When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities, Inc.	$ 1,313,000 $	13,000

(g) Convertible security.
(h) All or a portion of security has been pledged as collateral in connection
	with open reverse repurchase agreements.
(i)	Investments in companies considered to be an affiliate of the Fund
	during the period, for purposes of Section 2(a)(3) of the Investment
	Company Act of 1940, as amended, are as follows:
		Shares Held		Shares Held
		at October	Net	at July 31,
	Affiliate	31, 2009	Activity	2010	Income
	BlackRock
	Liquidity Funds,
	TempFund,
	Institutional
	Class	267,832,781 (265,731,878)		2,100,903	$170,352
(j)	Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Reverse repurchase agreements outstanding as of July 31, 2010 were as follows:

Counter-	Interest	Trade	Maturity	Net Closing	Face
party	Rate	Date	Date	Amount	Amount
Credit
Suisse
International 0.21%		7/30/10	Open	$60,151,053	$ 60,150,000
JPMorgan
Securities,
Inc.	0.22%	7/30/10	8/02/10 $54,180,993		54,180,000
Total				$ 114,330,000

• Financial futures contracts purchased as of July 31, 2010 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
357	10-Year U.S.	September
	Treasury Bonds	2010	$ 43,275,879	$ 925,184
29	30-Year U.S.	September
	Treasury Bond	2010	$ 3,607,107	125,736
Total			$ 1,050,920

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2010 were as follows:
Notional
		Pay		Amount	Unrealized
	Issuer	Rate	Counterparty	Expiration (000)	Depreciation
	Nordstrom, Inc.	5.20%	Deutsche Bank AG	June 2014 $ 4,000	$ (640,819)

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

JULY 31, 2010

5

Schedule of Investments(concluded)

BlackRock Credit Allocation Income Trust IV (BTZ)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$ 5,792,844	—	—	$ 5,792,844
Corporate Bonds	— $ 609,544,436		$ 240,550	609,784,986
Investment Companies	707,400	—	—	707,400
Preferred Securities	12,333,047	250,148,323	—	262,481,370
Taxable Municipal Bonds	—	14,833,360	—	14,833,360
U.S. Treasury Obligations	—	143,842,725	—	143,842,725
Short-Term Securities	2,100,903	—	—	2,100,903
Total	$ 20,934,194	$ 1,018,368,844	$ 240,550	$ 1,039,543,588
	Derivative Financial Instruments[1]
Valuation Inputs	Level 1 Level 2		Level 3	Total
Assets:
Interest rate
contracts	$ 1,050,920	—	—	$ 1,050,920
Liabilities:
Credit contracts	—	(640,819)	—	(640,819)
Total	$ 1,050,920	$ (640,819)	—	$ 410,101

1Derivative financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Corporate
Bonds
Assets:
Balance, as of October 31, 2009	$ 240,550
Accrued discounts/premiums	(574)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	574
Purchases	—
Sales	—
Transfers in2	—
Transfers out[2]	—
Balance, as of July 31, 2010	$ 240,550

2The change in unrealized appreciation/depreciation on securities still held at July 31,
2010 was $574.

6 BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust IV

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust IV

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 27, 2010